Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

15.Earnings Per Share

The computation of earnings per share follows (in thousands, except per share data):

For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2013
	Earnings	$77,227	18,199	$4.24
	Dilutive stock options	-	278
	Nonvested stock awards	-	108
	Diluted earnings	$77,227	18,585	$4.16

2012
	Earnings	$89,304	18,924	$4.72
	Dilutive stock options	-	316
	Nonvested stock awards	-	99
	Diluted earnings	$89,304	19,339	$4.62

2011
	Earnings	$85,979	20,523	$4.19
	Dilutive stock options	-	335
	Nonvested stock awards	-	87
	Diluted earnings	$85,979	20,945	$4.10

During 2013,  358,000 stock options were excluded from the computation of diluted earnings per share as their exercise prices were greater than the average market price during most of the year.  During 2012,  1.4 million stock options were also excluded.  During 2011, 1.3 million stock options were also excluded.

Diluted earnings per share may be impacted in future periods as the result of the issuance of our $200 million Notes and related purchased call options and sold warrants.  Per FASB’s authoritative guidance on the effect of contingently convertible instruments on diluted earnings per share and convertible bonds with issuer option to settle for cash upon conversion, we will not include any shares related to the Notes in our calculation of diluted earnings per share until our average stock price for a quarter exceeds the current conversion price.  We would then include in our diluted earnings per share calculation those shares issuable using the treasury stock method.  The amount of shares issuable is based upon the amount by which the average stock price for the quarter exceeds the conversion price.  The purchased call option does not impact the calculation of diluted earnings per share, as it is always anti-dilutive. The sold warrants become dilutive when our average stock price for a quarter exceeds the strike price of the warrant.

The following table provides examples of how changes in our stock price impact the number of shares that would be included in our diluted earnings per share calculation at December 31, 2013.  It also shows the impact on the number of shares issuable upon conversion of the Notes and settlement of the purchased call options and sold warrants:

Share Price	Shares Underlying 1.875% Convertible Notes	Warrant Shares	Total Treasury Method Incremental Shares (a)	Shares Due to the Company under Notes Hedges	Incremental Shares Issued/(received) by the Company upon Conversion (b)
$80.73	66,201	-	66,201	(70,820)	(4,619)
$90.73	321,444	-	321,444	(343,871)	(22,427)
$100.73	526,008	-	526,008	(562,708)	(36,700)
$110.73	693,624	121,738	815,362	(742,018)	73,344
$120.73	833,473	322,722	1,156,195	(891,625)	264,570
$130.73	951,927	492,957	1,444,884	(1,018,343)	426,541

a) Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.